Exhibit 99.1

World Omni Select Auto Trust 2019-A
Monthly Servicer Certificate
December 31, 2021

Dates Covered
Collections Period	12/01/21 - 12/31/21
Interest Accrual Period	12/15/21 - 01/17/22
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/21	239,905,582.35	13,447
Principal Payments	10,931,203.15	360
Defaulted Receivables	982,668.33	53
Repurchased Accounts	0.00	0
Pool Balance at 12/31/21	227,991,710.87	13,034

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.63%
Prepayment ABS Speed	1.53%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	14,089,308.14	699
Past Due 61-90 days	3,863,999.09	199
Past Due 91-120 days	844,896.96	45
Past Due 121+ days	0.00	0
Total	18,798,204.19	943

Total 31+ Delinquent as % Ending Pool Balance	8.25%
Total 61+ Delinquent as % Ending Pool Balance	2.07%
Delinquency Trigger Occurred	NO

Recoveries	410,909.82
Aggregate Net Losses/(Gains) - December 2021	571,758.51
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	2.86%
Prior Net Losses/(Gains) Ratio	2.19%
Second Prior Net Losses/(Gains) Ratio	-0.24%
Third Prior Net Losses/(Gains) Ratio	0.31%
Four Month Average	1.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.87%

Overcollateralization Target Amount	28,498,963.86
Actual Overcollateralization	28,498,963.86
Weighted Average Contract Rate	8.76%
Weighted Average Remaining Term	43.12

Flow of Funds	$ Amount
Collections	13,090,931.27
Investment Earnings on Cash Accounts	92.94
Servicing Fee	(249,901.65)
Transfer to Collection Account	0.00
Available Funds	12,841,122.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	0.00
(2) Class A Interest	105,412.31
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	107,704.33
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	75,307.17
(7) Noteholders' Third Priority Principal Distributable Amount	0.00
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	0.00
(10) Class E Interest	0.00
(11) Noteholders' Fifth Priority Principal Distributable Amount	0.00
(12) Required Reserve Account	0.00
(13) Noteholders' Principal Distributable Amount	10,424,637.55
(14) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(15) Distribution to Certificateholders	2,058,152.78

Total Distributions of Available Funds	12,841,122.56

Servicing Fee	249,901.65
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 12/15/21	209,917,384.56
Principal Paid	10,424,637.55
Note Balance @ 01/18/22	199,492,747.01

Class A-1
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2a
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2b
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-3
Note Balance @ 12/15/21	63,247,384.56
Principal Paid	10,424,637.55
Note Balance @ 01/18/22	52,822,747.01
Note Factor @ 01/18/22	40.6672931%

Class B
Note Balance @ 12/15/21	59,560,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	59,560,000.00
Note Factor @ 01/18/22	100.0000000%

Class C
Note Balance @ 12/15/21	37,970,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	37,970,000.00
Note Factor @ 01/18/22	100.0000000%

Class D
Note Balance @ 12/15/21	32,390,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	32,390,000.00
Note Factor @ 01/18/22	100.0000000%

Class E
Note Balance @ 12/15/21	16,750,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	16,750,000.00
Note Factor @ 01/18/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	358,332.23
Total Principal Paid	10,424,637.55
Total Paid	10,782,969.78

Class A-1
Coupon	2.12123%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.06000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10975%
Coupon	0.44975%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	2.00000%
Interest Paid	105,412.31
Principal Paid	10,424,637.55
Total Paid to A-3 Holders	10,530,049.86

Class B
Coupon	2.17000%
Interest Paid	107,704.33
Principal Paid	0.00
Total Paid to B Holders	107,704.33

Class C
Coupon	2.38000%
Interest Paid	75,307.17
Principal Paid	0.00
Total Paid to C Holders	75,307.17

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	0.00
Total Paid to D Holders	69,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5204081
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.1397664
Total Distribution Amount	15.6601745

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8115506
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	80.2574297
Total A-3 Distribution Amount	81.0689803

B Interest Distribution Amount	1.8083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8083333

C Interest Distribution Amount	1.9833334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.9833334

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/21	3,721,910.51
Investment Earnings	82.57
Investment Earnings Paid	(82.57)
Deposit/(Withdrawal)	-
Balance as of 01/18/22	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,817,015.53	$3,069,013.07	$2,802,795.37
Number of Extensions	191	152	142
Ratio of extensions to Beginning of Period Receivables Balance	1.59%	1.21%	1.05%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.